SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expense Recognized in Financial Statements
The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2018	2017	2016

Share-based compensation – Attributable to equity holders of the Company	$1,424	$2,244	$2,943
Share-based compensation – Attributable to non-controlling interests (see Note 16e)	307	-	-

	$1,731	$2,244	$2,943

Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd.:

	2018		2017		2016
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1,	5,106,300	8.47	4,439,884	9.50	4,970,028	9.65
Grants	555,000	3.16	1,537,250	5.08	377,500	6.94
Exercised	(3,750)	2.64	(269,738)	2.18	(76,447)	2.45
Forfeited	(1,268,027)	9.66	(601,096)	10.22	(831,197)	9.87

Outstanding at December 31,	4,389,523	7.46	5,106,300	8.47	4,439,884	9.50

Exercisable at December 31,	2,843,582	8.95	3,146,823	10.73	3,203,850	9.18

Schedule of Share Options Outstanding
The following table summarizes information about share options outstanding at December 31, 2018:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.55 – 4.95	1,183,623	8.85	4.07
5.18 – 6.65	983,000	5.15	5.63
6.81 – 7.83	703,760	3.08	7.37
8.14 – 9.78	715,640	5.79	9.17
10.03 – 13.75	718,500	4.44	12.59
17.65 – 20.39	85,000	5.37	18.79

Total	4,389,523	5.81	7.46

Schedule of Assumptions Used to Value Options

The fair value of Evogene Ltd. share options granted to employees, directors and consultants for the years ended December 31, 2018, 2017 and 2016 was estimated using the binomial model with the following assumptions:

	2018	2017	2016

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	35-42	42-43	45-54
Risk-free interest rate (%)	1.90-2.93	1.89-2.42	1.87-2.35
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10